Related Party Transactions and Balances (Details) - Schedule of nature of relationships with related parties	6 Months Ended
Sep. 30, 2022
Zhong Yang Holdings Limited [Member]
Related Party Transactions and Balances (Details) - Schedule of nature of relationships with related parties [Line Items]
Nature of relationships with related parties	Predecessor Parent Company, owned by the same group of shareholders and determined to be a related party upon the completion of the Reorganization (See Note 1) on March 26, 2020.
Sunx Global Limited [Member]
Related Party Transactions and Balances (Details) - Schedule of nature of relationships with related parties [Line Items]
Nature of relationships with related parties	Predecessor Parent Company owns 95% of Sunx Global Limited.
Mr. Huaixi Yang [Member]
Related Party Transactions and Balances (Details) - Schedule of nature of relationships with related parties [Line Items]
Nature of relationships with related parties	Immediate family member of Ms. Junli Yang, the Chairwoman of the Board
WSYQR Limited [Member]
Related Party Transactions and Balances (Details) - Schedule of nature of relationships with related parties [Line Items]
Nature of relationships with related parties	Wholly owned by Mr. Huaixi Yang